INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of components of intangible assets

	2012
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,466	$5,317	$10,149
Licenses	61,660	42,134	19,526
Intellectual property	7,006	6,995	11
Customer relationships	45,065	23,474	21,591
Backlog	1,823	538	1,285
Non-compete	2,827	2,827	—
In-process research and development	6,524	2,729	3,795
	$140,371	$84,014	$56,357

	2011
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$10,822	$5,368	$5,454
Licenses	58,842	33,325	25,517
Intellectual property	6,856	6,614	242
Customer relationships	26,565	18,499	8,066
Non-compete	2,764	2,764	—
In-process research and development	5,419	2,141	3,278
	$111,268	$68,711	$42,557

Schedule of estimated annual amortization expense
2013	$16,348
2014	10,700
2015	5,355
2016	4,048
2017	3,758